AB Municipal Bond Inflation Strategy

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.8%
Long-Term Municipal Bonds – 90.5%
Alabama – 5.6%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2036	$1,140	$1,273,022
Black Belt Energy Gas District (Bank of America Corp.) Series 2026-C 5.25%, 06/01/2036	1,435	1,508,417
Black Belt Energy Gas District (Bank of Montreal) Series 2026-I 5.00%, 10/01/2033	1,440	1,506,872
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	5,965	6,179,377
Series 2025-E 5.00%, 12/01/2055	4,295	4,441,330
Series 2026 5.00%, 11/01/2036	1,270	1,310,422
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026 5.00%, 06/01/2031	1,000	1,043,614
Series 2026-B 5.00%, 12/01/2034	2,000	2,099,863
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	2,000	2,106,247
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035	1,000	1,003,863
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-A 5.25%, 01/01/2054	1,830	1,915,125
Series 2023-D 4.295% (SOFR + 1.85%), 06/01/2049(b)	2,500	2,535,095
Series 2025-G 5.00%, 10/01/2035	2,500	2,576,534
Series 2026-H 3.795% (SOFR + 1.35%), 12/01/2031(b)	7,500	7,479,889
5.00%, 01/01/2034	1,000	1,034,911
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,015	1,058,240
Black Belt Energy Gas District (National Grid North America) Series 2026-F 5.00%, 06/01/2036	1,855	1,893,369
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	1,100	1,154,789
Series 2025-D 5.00%, 12/01/2055	1,000	1,039,426
Series 2026-F 5.00%, 12/01/2035	1,535	1,593,678

	Principal Amount (000)	U.S. $ Value

Black Belt Energy Gas District (Royal Bank of Canada) Series 2021 4.00%, 06/01/2051	$16,155	$16,226,281
Series 2022-D 4.00%, 07/01/2052	2,555	2,572,103
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	1,000	1,028,671
Energy Southeast A Cooperative District (Morgan Stanley) Series 2026 3.94% (SOFR + 1.50%), 04/01/2034(b)(c)	1,425	1,425,841
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	2,000	2,092,813
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,705	1,711,437
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,085	1,105,348
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,027,464
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	1,090	1,155,379
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	18,485	18,373,288
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	1,000	1,059,236
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,094,183
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	3,000	3,120,730

		97,746,857

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	130	133,556

Arizona – 3.1%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2030	935	946,083
5.00%, 11/01/2031	800	853,060
5.00%, 11/01/2032	650	689,588

	Principal Amount (000)	U.S. $ Value

5.00%, 11/01/2033	$900	$951,848
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2041	500	435,265
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(d)(e)(f)(g)(h)	1,000	-0-
6.75%, 07/01/2030(d)(e)(f)(h)(i)	1,000	-0-
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2039	1,800	1,720,746
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	1,000	964,507
Series 2024-B 5.68%, 01/01/2043(a)	215	207,160
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	5,000	5,047,806
Series 2024 4.00%, 06/01/2049	2,000	2,015,352
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.542%, 07/01/2033	4,000	3,456,260
City of Mesa AZ Utility System Revenue (City of Mesa AZ Utility System Revenue) Series 2026-B 5.00%, 07/01/2040	2,625	2,855,558
5.00%, 07/01/2041	4,245	4,590,984
5.00%, 07/01/2046	3,535	3,724,038
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor Intl Airport) Series 2018 5.00%, 07/01/2043	4,000	4,040,569
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	2,400	2,101,577
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	4,000	4,188,106
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2033(c)	1,510	1,640,312
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2043	1,000	1,038,453
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	2,500	2,606,958
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,910	2,974,291

	Principal Amount (000)	U.S. $ Value

State of Arizona Lottery Revenue (Prerefunded - US Treasuries) Series 2019 5.00%, 07/01/2028	$5,000	$5,207,959
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) Series 2024 5.00%, 08/01/2041	1,600	1,667,538

		53,924,018

Arkansas – 0.2%
Arkansas Development Finance Authority (Hybar LLC) Series 2026 4.875%, 07/01/2056(a)	1,805	1,856,020
7.50%, 07/01/2048(a)	1,000	1,104,826
City of Fayetteville AR Sales & Use Tax Revenue (City of Fayetteville AR Sales & Use Tax Revenue) Series 2022 2.875%, 11/01/2032	370	368,735

		3,329,581

California – 9.6%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,851,711
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	2,500	2,265,946
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2033	1,000	1,091,814
5.00%, 07/01/2036	1,500	1,625,792
California Community Choice Financing Authority (Alphabet, Inc.) Series 2026 5.00%, 07/01/2035	1,000	1,080,391
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	1,000	1,027,507
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	1,000	1,019,542
California Community Choice Financing Authority (Bank of Montreal) Series 2026 5.00%, 10/01/2034	1,365	1,443,077
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	1,500	1,582,954
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	1,025	1,085,061
Series 2026 5.00%, 02/01/2031	1,000	1,047,554

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	$4,430	$4,643,281
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	1,125	1,174,445
California Community Choice Financing Authority (Morgan Stanley) Series 2026-A 3.895% (SOFR + 1.45%), 04/01/2056(b)	1,685	1,672,677
California Community Choice Financing Authority (New York Life Insurance) Series 2025G 5.00%, 12/01/2035	3,000	3,199,469
Series 2026 5.00%, 06/01/2036	1,000	1,064,355
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	2,000	2,052,253
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025B 5.00%, 03/01/2056	1,090	1,137,808
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	1,000	1,063,804
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	2,315	2,467,404
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	3,315	2,562,177
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(a)	985	835,561
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032	1,360	1,460,643
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	915	872,712
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	4,652	4,613,405
Series 2021-2, Class X 0.826%, 03/25/2035(j)	2,326	81,539
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,848	1,741,158
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(a)	6,000	5,998,418

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class 1 4.05%, 07/20/2041	$1,993	$1,881,652
California Municipal Finance Authority (The Steven) Series 2026 7.00%, 06/01/2044(a)	250	244,764
Series 2026-A 5.67%, 12/01/2043(a)	1,845	1,811,216
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	1,000	806,538
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	1,000	1,043,946
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042	4,505	4,925,339
5.00%, 06/01/2043	1,500	1,634,504
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2021 5.00%, 05/15/2035	4,000	4,254,635
Series 2022 5.00%, 05/15/2028	4,000	4,141,604
Series 2025 5.00%, 05/15/2036	3,365	3,663,666
5.25%, 05/15/2044	1,000	1,064,460
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	2,000	1,629,827
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	3,200	2,672,347
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)	2,300	1,948,134
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)	2,000	1,545,994
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XUS 0.986%, 09/25/2036(j)	1,964	106,767
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	2,320	2,096,654
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-B 5.00%, 07/01/2036	1,000	1,079,461
5.00%, 07/01/2037	1,315	1,413,151
5.00%, 07/01/2038	1,855	1,981,411
5.00%, 07/01/2039	2,500	2,653,478

	Principal Amount (000)	U.S. $ Value

Series 2024-C 5.00%, 07/01/2041	$1,700	$1,789,702
Series 2024-D 5.00%, 07/01/2043	2,670	2,798,602
Series 2024-E 5.00%, 07/01/2039	2,550	2,715,539
BAM Series 2025-A 5.25%, 07/01/2045	1,000	1,065,756
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2045	1,065	1,093,894
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2020-B 4.00%, 07/01/2030	1,435	1,474,391
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	1,755	2,069,583
Port of Los Angeles (Port of Los Angeles) Series 2024-A 5.00%, 08/01/2035	1,250	1,357,943
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.197% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	5,000	4,683,519
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2021-B 5.00%, 07/01/2038	5,615	5,831,565
Series 2025 5.25%, 07/01/2041	1,000	1,079,074
San Francisco Intl Airport (San Francisco Intl Airport) Series 2023-E 5.50%, 05/01/2040	5,000	5,416,792
Series 2024 5.00%, 05/01/2036	5,960	6,432,652
5.00%, 05/01/2037	2,000	2,141,722
5.25%, 05/01/2040	4,975	5,353,463
5.25%, 05/01/2044	3,380	3,569,344
Series 2025-D 5.00%, 05/01/2031	1,000	1,074,896
Series 2025-E 5.00%, 05/01/2033	1,000	1,088,645
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,060	1,143,060
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	1,400	1,452,446
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	3,760	3,979,632
Series 2024 5.00%, 07/01/2042	1,400	1,476,692

	Principal Amount (000)	U.S. $ Value

Southern California Public Power Authority (Pacific Life Insurance) Series 2026 5.00%, 11/01/2033	$1,000	$1,047,084
State of California (State of California) Series 2023 5.00%, 09/01/2037	10,000	10,978,561
Series 2025 5.00%, 03/01/2044	1,200	1,294,881
Series 2026 5.00%, 10/01/2042	1,000	1,097,069
University of California (University of California) Series 2026-C 5.25%, 11/15/2041	1,000	1,112,776

		168,981,289

Colorado – 3.4%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J) Series 2024 5.00%, 12/15/2026	1,135	1,145,075
City & County of Denver CO (City & County of Denver CO COP) Series 2023 5.00%, 12/01/2026	1,065	1,073,259
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2031	7,910	8,505,635
5.00%, 11/15/2033	10,000	10,778,814
5.00%, 11/15/2034	2,000	2,144,662
5.50%, 11/15/2040	3,000	3,227,124
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2017-A 5.00%, 11/15/2029	1,685	1,721,888
Series 2018-A 5.00%, 12/01/2028	2,090	2,176,590
Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2041	2,600	2,717,440
Series 2023 5.00%, 11/15/2058	5,280	5,500,275
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2030	1,015	1,064,163
5.00%, 08/01/2032	640	666,100
5.00%, 08/01/2033	750	779,567
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2033	1,525	1,592,815
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	1,000	1,002,265
Denver City & County School District No. 1 (Denver City & County School District No. 1) Series 2025-A 5.00%, 12/01/2026	1,170	1,178,185

	Principal Amount (000)	U.S. $ Value

Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	$1,629	$1,581,639
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	151	153,313
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(a)	3,000	3,177,203
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	8,000	8,974,295
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,000	1,051,047

		60,211,354

Connecticut – 1.3%
Aquarion Water Authority (Aquarion Water Authority Water System Revenue) Series 2026-A 5.00%, 08/01/2032	1,000	1,091,250
Series 2026-B 5.25%, 02/01/2031	2,000	2,172,294
BAM Series 2026-E Zero Coupon, 08/01/2045	1,075	430,877
City of New Haven CT (City of New Haven CT) Series 2018-A 5.50%, 08/01/2035	1,920	1,989,626
Connecticut State Health & Educational Facilities Authority (Hartford Sustainable Energy Partners) Series 2026 5.00%, 08/01/2042	1,750	1,864,302
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group) Series 2022 4.00%, 07/01/2037	4,665	4,534,493
4.00%, 07/01/2040	1,500	1,408,006
State of Connecticut (State of Connecticut) Series 2022-E 5.00%, 11/15/2026	2,000	2,012,914
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2020 5.00%, 05/01/2038	3,040	3,183,840
Series 2023-A 5.25%, 07/01/2042	3,000	3,246,333

		21,933,935

District of Columbia – 2.8%
District of Columbia (District of Columbia) Series 2024-A 5.00%, 08/01/2042	1,015	1,083,059
District of Columbia (District of Columbia Intl School Obligated Group) Series 2019 5.00%, 07/01/2039	2,400	2,428,267

	Principal Amount (000)	U.S. $ Value

District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2029	$4,765	$4,942,073
5.00%, 08/31/2030	5,025	5,252,011
5.00%, 02/29/2032	5,475	5,767,592
5.50%, 02/28/2033	1,000	1,085,976
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2024-A 5.00%, 10/01/2035	3,750	4,163,827
Series 2025-A 5.00%, 06/01/2045	10,000	10,583,991
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2026	3,065	3,075,268
Series 2020-A 5.00%, 10/01/2029	1,995	2,100,901
Series 2024-A 5.00%, 10/01/2034	2,000	2,161,211
5.00%, 10/01/2042	1,000	1,034,463
5.25%, 10/01/2041	2,000	2,116,230
Series 2025-A 5.00%, 10/01/2035	1,000	1,088,172
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.00%, 07/15/2040	2,540	2,685,691

		49,568,732

Florida – 4.9%
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.125%, 06/01/2042	2,400	2,400,395
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	2,600	2,592,008
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2044	1,000	1,046,667
Series 2026-A 5.00%, 10/01/2034	1,265	1,369,930
5.00%, 10/01/2056	3,400	3,595,856
5.25%, 10/01/2037	1,000	1,101,662
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2034	7,130	7,721,421
5.00%, 10/01/2035	1,325	1,429,035
5.00%, 10/01/2036	6,030	6,459,307
Series 2026-A 5.00%, 10/01/2038	1,000	1,076,655
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2036	1,715	1,802,791
5.00%, 10/01/2038	2,835	2,944,152

	Principal Amount (000)	U.S. $ Value

County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	$115	$96,983
Zero Coupon, 10/01/2031	140	112,722
Zero Coupon, 10/01/2032	100	76,810
Zero Coupon, 10/01/2033	115	84,215
Zero Coupon, 10/01/2034	125	87,049
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2040	1,710	1,830,403
5.25%, 10/01/2041	1,750	1,866,089
5.25%, 10/01/2042	1,100	1,168,725
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)	10,000	10,539,676
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,000	999,555
Florida Housing Finance Corp. (Claude Pepper LLC) Series 2026 3.10%, 12/01/2044	1,440	1,414,380
Florida Housing Finance Corp. (The Gallery at SoMi Parc) Series 2026 5.55%, 12/01/2044(k)	2,000	1,991,572
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	500	497,099
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2042	4,500	4,763,020
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	1,000	1,012,818
Series 2024 5.00%, 10/01/2032	1,000	1,082,301
5.00%, 10/01/2036	2,175	2,336,125
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.50%, 11/01/2036	1,000	1,071,260
Greenbriar Community Development District (Greenbriar Community Development District Assessment Area Two) Series 2026 5.30%, 05/01/2046	1,500	1,464,143
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2043	2,000	2,119,829
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 5.00%, 11/15/2034	1,000	1,102,590

	Principal Amount (000)	U.S. $ Value

Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.00%, 04/01/2045	$1,700	$1,777,607
Series 2025-B 5.25%, 04/01/2040	1,000	1,088,810
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	1,000	1,030,215
Orange County Convention Center/Orlando (Orange County Convention Center/Orlando) Series 2026-A 5.00%, 10/01/2041	2,500	2,686,050
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2046	1,140	1,162,651
5.25%, 10/01/2056	2,000	2,044,738
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	984,661
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.00%, 11/01/2032	1,210	1,284,031
Palmetto Ridge Community Development District (Palmetto Ridge Community Development District Assessment Area Two) Series 2026 5.375%, 05/01/2046	1,000	976,823
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d)(e)(i)	950	190,000
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt) Series 2022 5.50%, 05/01/2053	2,545	2,567,992
Woodlands Section 9 Community Development District (Woodlands Section 9 Community Development District) Series 2026 4.25%, 05/01/2031	200	195,420
4.50%, 05/01/2036	120	113,365

		85,359,606

Georgia – 3.4%
Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 6.00%, 07/01/2045(a)	1,155	1,207,352
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2034	4,490	4,627,876
Augusta GA Water & Sewer Revenue (Augusta GA Water & Sewer Revenue) Series 2017 5.00%, 10/01/2026	1,740	1,746,254
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-B 5.00%, 07/01/2038	3,440	3,624,273
5.00%, 07/01/2042	6,830	7,083,427

	Principal Amount (000)	U.S. $ Value

Series 2025-B 5.00%, 07/01/2037	$1,000	$1,075,921
5.00%, 07/01/2038	1,000	1,069,060
Main Street Energy, Inc. (Bank of Nova Scotia (The)) Series 2026-A 5.00%, 10/01/2033	1,000	1,047,068
Main Street Energy, Inc. (Citigroup, Inc.) Series 2025-D 5.00%, 12/01/2033	3,500	3,633,589
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-A 4.00%, 09/01/2052	2,075	2,083,444
Series 2022-B 5.00%, 12/01/2052	1,000	1,029,888
Series 2023-A 5.00%, 06/01/2053	1,155	1,194,314
Series 2024-C 5.00%, 12/01/2054	4,000	4,157,720
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-B 5.00%, 07/01/2053	8,000	8,367,630
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2025-A 5.00%, 06/01/2055	1,690	1,793,274
Metropolitan Atlanta Rapid Transit Authority (Metropolitan Atlanta Rapid Transit Authority Sales Tax) Series 2025-B 5.00%, 07/01/2037	1,400	1,592,468
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2024 5.00%, 01/01/2043	1,150	1,205,427
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	10,000	11,050,809
State of Georgia (State of Georgia) Series 2016-E 5.00%, 12/01/2026	2,000	2,013,986

		59,603,780

Guam – 0.2%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2042	1,000	1,048,240
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2043	1,930	1,976,385
Territory of Guam (Territory of Guam) Series 2025-G 5.00%, 01/01/2034	1,000	1,067,497

		4,092,122

	Principal Amount (000)	U.S. $ Value

Hawaii – 0.1%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2044	$1,000	$1,039,470

Illinois – 5.0%
Chicago Board of Education (Chicago Board of Education) Series 2018-A 5.00%, 12/01/2027	1,200	1,211,193
Series 2025-B 5.50%, 12/01/2036	1,000	1,043,143
6.00%, 12/01/2037	2,550	2,740,557
6.00%, 12/01/2038	2,200	2,347,032
6.00%, 12/01/2039	2,000	2,118,915
6.00%, 12/01/2043	1,000	1,044,340
Chicago Housing Authority (Chicago Housing Authority) Series 2018-A 5.00%, 01/01/2034	2,500	2,544,846
5.00%, 01/01/2037	5,260	5,334,687
5.00%, 01/01/2038	1,000	1,016,204
Chicago Midway International Airport (Chicago Midway Intl Airport) Series 2024-C 5.00%, 01/01/2033	1,020	1,093,880
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2022 5.00%, 01/01/2028	680	699,287
5.00%, 01/01/2031	600	639,689
5.00%, 01/01/2042	3,850	3,944,717
Series 2024-A 5.00%, 01/01/2039	3,400	3,554,148
Series 2024-E 5.00%, 01/01/2031	2,500	2,665,370
Series 2025-A 5.00%, 01/01/2036	1,500	1,621,391
5.00%, 01/01/2037	1,000	1,071,908
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	2,520	2,577,708
City of Chicago IL (City of Chicago IL) Series 2025-B 5.50%, 01/01/2040	1,000	1,028,901
Illinois Finance Authority (Bradley University) Series 2026 5.00%, 08/01/2037	1,060	1,091,910
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	1,000	976,728
Series 2025 4.80%, 12/01/2043(a)	1,000	1,015,077
Illinois Finance Authority (Washington & Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2040	9,375	8,287,339

	Principal Amount (000)	U.S. $ Value

Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	$3,480	$3,202,521
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	125	126,965
Series 2024 5.67%, 11/01/2038(e)	1,190	1,158,105
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2020-A 5.00%, 01/01/2041	7,015	7,302,907
Series 2021-A 5.00%, 01/01/2041	7,790	8,180,967
5.00%, 01/01/2043	6,700	7,001,738
State of Illinois (State of Illinois) Series 2022-A 5.50%, 03/01/2042	2,945	3,123,848
Series 2022-B 5.25%, 10/01/2037	3,000	3,209,789
Series 2024-B 5.00%, 05/01/2038	1,000	1,064,209
5.00%, 05/01/2041	1,400	1,462,586
Series 2025-E 5.00%, 09/01/2043	1,000	1,035,950
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) BAM Series 2018-A 5.00%, 06/15/2028	1,100	1,143,839

		87,682,394

Indiana – 2.2%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d)(i)	87	9
City of Whiting IN (BP PLC) Series 2025 4.20%, 06/01/2044	1,000	1,006,801
City of Whiting IN (BP Products North America) Series 2026 4.00%, 12/01/2044	1,000	998,194
Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2042	1,500	1,576,986
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(d)(e)(i)	2,220	222
Indiana Finance Authority (CWA Authority, Inc.) Series 2014-A 4.25%, 10/01/2044	1,955	1,868,631
Series 2024 5.00%, 10/01/2033	2,000	2,219,450
Indiana Finance Authority (Duke Energy Indiana LLC) Series 2022 3.75%, 03/01/2031	5,750	5,772,029

	Principal Amount (000)	U.S. $ Value

4.50%, 05/01/2035	$7,555	$7,591,635
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2035	1,210	1,156,083
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2023-B 5.00%, 10/01/2062	3,285	3,399,814
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.265% (SOFR + 0.71%), 11/01/2046(b)(e)	1,910	1,904,650
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2037	5,000	5,067,599
Indiana Municipal Power Agency (Indiana Municipal Power Agency) Series 2026-A 5.00%, 01/01/2041	2,500	2,676,694
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority) Series 2023 5.00%, 01/01/2033	1,440	1,552,818
Indianapolis Local Public Improvement Bond Bank (Indianapolis Local Public Improvement Bond Bank) Series 2023 5.00%, 02/01/2043	1,030	1,085,592

		37,877,207

Iowa – 0.8%
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.25%, 11/01/2040	2,275	2,053,393
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-A 4.00%, 06/01/2034	500	502,428
4.00%, 06/01/2035	515	515,662
4.00%, 06/01/2040	500	480,425
5.00%, 06/01/2031	900	975,490
PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035	1,000	1,048,433
PEFA, Inc. (Prerefunded - US Treasuries) Series 2019 5.00%, 09/01/2049	9,300	9,313,620

		14,889,451

Kansas – 0.1%
City of Olathe KS (City of Olathe KS) Series 2026-A 5.00%, 10/01/2027(c)	1,500	1,534,598
Kansas Development Finance Authority (Prerefunded - US Treasuries) Series 2021 5.00%, 11/15/2054	720	750,953

		2,285,551

	Principal Amount (000)	U.S. $ Value

Kentucky – 1.4%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2027	$195	$196,644
5.00%, 02/01/2030	125	131,028
5.00%, 02/01/2031	150	157,084
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2042	2,000	2,102,296
Kentucky Public Energy Authority (BP PLC) Series 2025-C 5.00%, 05/01/2036	1,060	1,097,550
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	2,000	2,072,257
Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2025-A 5.00%, 04/01/2041	3,000	3,207,745
5.00%, 04/01/2045	3,285	3,462,237
Kentucky State Property & Building Commission (Kentucky State Property & Building Commission Lease) Series 2016-B 5.00%, 11/01/2027	2,000	2,010,819
Series 2026-A 5.00%, 03/01/2040	2,000	2,169,662
5.00%, 03/01/2041	1,500	1,612,943
5.00%, 03/01/2044	2,000	2,122,789
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2026 5.00%, 10/01/2032	1,905	2,054,009
5.00%, 10/01/2033	1,595	1,730,237

		24,127,300

Louisiana – 0.4%
City of New Orleans LA (City of New Orleans LA) Series 2024-A 5.00%, 12/01/2044	1,130	1,138,617
Jefferson Sales Tax District (Jefferson Sales Tax District) AG Series 2017-B 5.00%, 12/01/2034	1,800	1,833,987
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031 1,546		1,556,387
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 6.00%, 06/15/2045(a)	1,000	1,026,323
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)	455	494,091
6.10%, 12/01/2040(a)	390	423,487

	Principal Amount (000)	U.S. $ Value

Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	$1,000	$1,018,881

		7,491,773

Maryland – 0.4%
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2035	1,000	1,111,688
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038	2,190	2,379,603
State of Maryland (State of Maryland) Series 2022-A 5.00%, 06/01/2035	1,000	1,088,670
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2035	1,000	1,053,597
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.00%, 08/01/2039	1,000	1,050,717

		6,684,275

Massachusetts – 2.3%
City of Quincy MA (City of Quincy MA) Series 2026 5.00%, 08/13/2027	3,500	3,571,599
City of Revere MA (City of Revere MA) Series 2026 4.00%, 07/29/2027	5,000	5,056,642
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	349	344,296
Series 2024-B 5.00%, 05/01/2043	2,000	2,131,069
Series 2025-A 5.00%, 04/01/2043	1,500	1,608,084
5.00%, 04/01/2044	1,000	1,066,815
Series 2026 5.00%, 02/01/2040	6,700	7,338,610
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.00%, 07/01/2045	2,500	2,658,557
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.00%, 12/01/2036	1,805	1,981,558
5.00%, 12/01/2043(c)	1,000	1,037,206
Massachusetts Development Finance Agency (Emerson College) Series 2025 5.00%, 01/01/2029	1,175	1,217,993

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.25%, 08/15/2045	$1,000	$1,046,072
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 4.00%, 07/01/2046	1,000	853,384
Massachusetts Port Authority (Massachusetts Port Authority) Series 2019-A 5.00%, 07/01/2038	2,500	2,566,409
Series 2019-C 5.00%, 07/01/2039	3,050	3,121,565
Massachusetts Port Authority (Prerefunded - US Treasuries) Series 2016-B 5.00%, 07/01/2043	1,000	1,000,173
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-C 5.00%, 08/01/2040	2,810	3,051,132

		39,651,164

Michigan – 0.6%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2035	750	763,877
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.271% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(b)	2,275	2,270,153
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	875	893,839
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2025-A 5.00%, 07/01/2033	1,000	1,108,125
Michigan Finance Authority (City of Detroit MI) Series 2016-C 5.00%, 04/01/2027	1,735	1,741,357
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	1,792,548
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	585	548,876
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2040	1,000	1,060,335

		10,179,110

Minnesota – 0.7%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a)(k)	1,500	1,538,016

	Principal Amount (000)	U.S. $ Value

City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2041	$1,000	$1,048,885
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	1,000	980,312
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2022-B 4.00%, 01/01/2038	4,250	4,126,506
5.00%, 01/01/2039	2,105	2,187,842
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	2,010	2,057,395
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	995	1,020,115

		12,959,071

Mississippi – 0.1%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2035	1,000	1,068,749
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2033(a)	1,000	1,003,978

		2,072,727

Missouri – 0.3%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2036	2,000	2,213,143
Series 2026-A 5.00%, 04/01/2036	1,000	1,106,571
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	120	121,538
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,675	1,675,253

		5,116,505

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031	1,925	1,940,801
5.00%, 02/15/2033	1,350	1,359,743

		3,300,544

Nebraska – 0.7%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	2,000	2,077,550

	Principal Amount (000)	U.S. $ Value

Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	$5,000	$5,261,180
City of Lincoln NE Electric System Revenue (City of Lincoln NE Electric System Revenue) Series 2026 5.00%, 09/01/2045	2,000	2,132,143
Lincoln Airport Authority (Lincoln Airport Authority) Series 2021 4.00%, 07/01/2035	3,045	3,064,033

		12,534,906

Nevada – 1.4%
County of Clark Department of Aviation (County of Clark Dept. of Aviation) Series 2026-B 5.00%, 07/01/2036	3,000	3,280,914
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2022-A 4.00%, 06/01/2036	5,000	4,991,627
4.00%, 06/01/2037	6,350	6,342,070
Series 2025-A 5.00%, 06/01/2045	5,650	5,997,512
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2036	1,000	1,062,057
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2029	2,625	2,735,459
5.00%, 07/01/2035	805	831,170

		25,240,809

New Hampshire – 2.0%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.033%, 10/01/2051	1,973	1,882,364
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(b)	1,987	1,935,586
National Finance Authority Subordinate Municipal Certificates Series 2025-1 (NFASM 2025-1) Series 2025-1, Class B1 5.15%, 09/28/2037	1,000	973,677
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	741	735,403
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts-Multiple) Series 2025 5.875%, 12/15/2033(a)	1,655	1,644,946
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	747	745,285

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2025-A Zero Coupon, 02/01/2035(a)	$938	$541,629
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	2,679	2,675,836
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	9,450	9,417,370
Series 2022-1, Class X 0.334%, 09/20/2036(j)	8,033	140,018
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	4,735	4,608,085
Series 2022-2, Class X 0.675%, 10/01/2036(j)	4,735	180,918
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.495%, 07/01/2051(j)	2,125	71,320
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.507%, 08/20/2039(j)	982	35,893
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025-1, Class A1 4.085%, 01/20/2041	987	944,959
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.089%, 11/20/2042	3,466	3,285,850
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	1,996	1,884,083
New Hampshire Business Finance Authority (NFA 2026-2) Series 2026-2, Class A1 4.40%, 04/20/2043	2,996	2,969,654
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	687	677,400
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	545	544,786

		35,895,062

New Jersey – 3.8%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	1,000	1,052,534
New Jersey Economic Development Authority (New Jersey - American Water) Series 2023 3.75%, 11/01/2034	2,000	2,012,384

	Principal Amount (000)	U.S. $ Value

New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AG Series 2022-A 4.00%, 07/01/2039	$550	$538,964
4.00%, 07/01/2040	750	730,415
4.00%, 07/01/2041	835	815,735
5.00%, 07/01/2034	845	913,973
5.00%, 07/01/2035	400	430,249
5.00%, 07/01/2036	600	642,675
5.00%, 07/01/2037	600	640,005
5.00%, 07/01/2038	745	791,926
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,480	1,487,643
5.00%, 06/15/2029	4,390	4,395,179
Series 2018-A 5.00%, 06/15/2028	4,170	4,191,479
5.00%, 06/15/2029	17,500	17,520,643
5.00%, 06/15/2030	1,500	1,501,651
5.00%, 06/15/2031	3,000	3,003,113
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.00%, 06/15/2040	3,265	3,462,890
5.00%, 06/15/2043	1,250	1,308,864
Series 2024-A 4.00%, 06/15/2042	3,530	3,311,945
5.00%, 06/15/2037	3,750	4,089,045
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-C 5.00%, 01/01/2043	2,400	2,547,045
5.00%, 01/01/2044	1,000	1,057,210
Series 2025-C 5.00%, 01/01/2032	1,000	1,095,072
Series 2027-A 5.00%, 01/01/2031(c)	1,000	1,065,247
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2030	4,750	4,889,831
Series 2018-B 5.00%, 06/01/2046	3,075	2,968,996

		66,464,713

New Mexico – 0.1%
State of New Mexico Severance Tax Permanent Fund (State of New Mexico Severance Tax Permanent Fund) Series 2022-A 5.00%, 07/01/2031	1,000	1,085,745

New York – 6.5%
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	3,120	3,034,218
Series 2024-C 5.25%, 09/01/2050	3,000	3,111,890
Series 2025-B 5.00%, 08/01/2028	1,500	1,563,607
Series 2026 5.00%, 08/01/2035	2,500	2,756,728

	Principal Amount (000)	U.S. $ Value

Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029	$37,115	$39,510,617
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-B 5.00%, 11/15/2027	1,370	1,377,812
Series 2017 5.00%, 11/15/2026	555	558,628
Series 2017-C 5.00%, 11/15/2027	1,745	1,797,030
Series 2020-A 5.00%, 11/15/2045	5,120	5,417,696
Series 2025 5.00%, 11/15/2044	2,440	2,549,725
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2017 4.00%, 06/15/2037	3,000	2,993,584
Series 2023 5.00%, 06/15/2034	2,000	2,250,334
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2038	6,800	7,329,550
5.00%, 11/01/2039	1,900	2,031,230
Series 2025 5.00%, 05/01/2043	2,500	2,642,984
Series 2025-H 5.00%, 11/01/2044	1,865	1,966,133
Series 2026 5.00%, 11/01/2039	2,100	2,273,665
5.00%, 11/01/2042	1,465	1,565,686
5.00%, 11/01/2044	1,525	1,618,593
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	1,000	1,016,756
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	200	200,237
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,044,365
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034	2,000	1,670,971
2.252%, 03/15/2032	2,000	1,751,702
Series 2021-A 4.00%, 03/15/2039	1,000	979,107
Series 2022-A 4.00%, 03/15/2039	2,000	1,958,214
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2038	800	790,034
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045	2,825	2,979,666

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2042	$1,610	$1,646,812
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	345	339,066
Series 2026 5.00%, 01/01/2038(a)(c)	1,170	1,223,811
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2022 5.00%, 01/15/2047	1,000	1,019,866
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 5.00%, 06/01/2028	2,265	2,344,319
5.00%, 06/01/2032	2,245	2,421,366
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,612,086
2.917%, 05/15/2040	1,000	752,172
Series 2024 5.00%, 11/15/2035	3,000	3,360,676

		114,460,936

North Carolina – 0.4%
County of Wake NC (County of Wake NC) Series 2026 5.00%, 04/01/2037	2,000	2,254,619
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2025 3.125%, 12/01/2027	1,400	1,399,027
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2032(a)	655	702,987
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 3.20%, 11/01/2030	1,000	979,084
North Carolina Municipal Power Agency No. 1 (North Carolina Municipal Power Agency No. 1) Series 2026 5.00%, 01/01/2030	1,500	1,595,973

		6,931,690

Ohio – 2.2%
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,385	3,406,606
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037	1,125	1,197,620
5.00%, 01/01/2040	1,155	1,207,229
5.25%, 01/01/2044	2,000	2,095,732
5.25%, 01/01/2045	1,430	1,491,924

	Principal Amount (000)	U.S. $ Value

County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	$1,000	$1,001,749
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037	2,000	2,112,492
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2038	1,250	1,316,462

5.00%, 02/01/2039	3,860	4,044,731
Ohio Water Development Authority Water Pollution Control Loan Fund (Ohio Water Development Authority Water Pollution Control Loan Fund) Series 2024-D 5.00%, 12/01/2034	2,295	2,576,779
Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2025-A 6.50%, 01/01/2045(a)	1,000	1,039,536
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	750	776,159

Series 2014 4.939%, 09/01/2032	805	838,760
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	3,325	3,672,868
State of Ohio (Prerefunded - US Treasuries) Series 2024 5.00%, 01/01/2035	75	83,406
State of Ohio (State of Ohio) Series 2026-A 5.00%, 09/15/2035	2,000	2,255,172
University of Toledo (University of Toledo) Series 2023-B 3.448% (SOFR + 0.90%), 06/01/2036(a)(b)	9,270	9,209,116

		38,326,341

Oklahoma – 0.6%
Oklahoma City Public Property Authority (Oklahoma City Public Property Authority Sales Tax) Series 2026 5.00%, 06/01/2034	2,715	3,014,299
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045	2,500	2,299,681
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	2,000	2,045,601
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045	2,000	2,118,407

	Principal Amount (000)	U.S. $ Value

Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	$1,000	$1,118,005

		10,595,993

Oregon – 1.0%
Deschutes County Hospital Facilities Authority (St. Charles Health System Obligated Group) Series 2016-A 4.00%, 01/01/2033	1,000	999,971
Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2021-B 5.00%, 07/01/2046	4,750	4,989,143
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2040	3,175	3,026,786
Series 2023 5.25%, 07/01/2041	2,175	2,298,976
Series 2024-T 5.00%, 07/01/2038	3,000	3,180,002
5.25%, 07/01/2041	2,050	2,179,693

		16,674,571

Other – 2.8%
2026 Loan Holding-1 (2026 Loan Holding-1) Series 2026-C 3.04% (MUNIPSA + 0.88%), 10/01/2027(a(b)	4,800	4,772,702
ARC70 II Trust (ARC70 2023-1) Series 2023 5.00%, 04/01/2065(a)	5,462	5,192,896
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class XCA 0.960%, 07/25/2036(j)	1,085	46,076
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038	932	778,636
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML12) Series 2021-ML12, Class AUS 2.34%, 07/25/2041	2,360	1,888,819
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.548%, 10/25/2040	2,455	2,491,006
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.568%, 04/25/2042	1,977	2,012,454
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML24) Series 2024-ML24, Class AUS 4.157%, 05/25/2041	1,959	1,913,108
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate (FMMV M052) Series M052, Class A 2.65%, 06/15/2036(b)	3,535	3,015,087
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.76%, 08/25/2041	1,978	2,017,617

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 4.837%, 03/25/2042	$3,493	$3,496,000
Series 2025-M 4.095%, 11/25/2042	1,931	1,861,056
4.496%, 06/25/2042	996	979,792
Series 2026-M 4.64%, 10/25/2040	1,994	2,022,037
5.059%, 01/25/2043	1,000	1,052,256
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FRTEB 2026-M074) Series 2026-M074, Class AUS 4.016% (CME Term SOFR + 0.40%), 08/25/2041(b)	5,987	5,929,780
Illinois Housing Development Authority (FCR 2019-B) Series 2019-B, Class 1 3.87%, 11/15/2035(a)	12,097	10,567,816

		50,037,138

Pennsylvania – 4.4%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 2.86% (MUNIPSA + 0.70%), 11/15/2047(b)	5,000	4,971,578
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039	1,200	1,126,612
8.00%, 06/30/2034	325	326,363
Series 2024-A 6.00%, 06/30/2034	155	162,127
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(a)	750	734,148
City of Philadelphia PA (City of Philadelphia PA) Series 2017 5.00%, 08/01/2028	12,990	13,254,966
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2026 5.00%, 04/01/2036	1,000	1,122,307
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group) Series 2025 5.00%, 06/01/2029	1,000	1,052,902
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AG Series 2022 4.00%, 07/01/2040	10,000	9,354,616
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2022 5.00%, 03/01/2033	1,600	1,618,417
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	1,500	1,535,867
Series 2022 4.00%, 05/01/2036	1,100	1,076,411

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	$1,000	$986,955
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.86% (MUNIPSA + 0.70%), 11/15/2047(b)	5,000	4,988,659
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2027 5.00%, 08/15/2040(c)	1,750	1,853,248
Pennsylvania State University (The) (Pennsylvania State University) Series 2025 5.00%, 09/01/2044	2,550	2,721,646
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2017 5.00%, 12/01/2028	1,750	1,801,317
5.00%, 12/01/2029	1,255	1,289,875
Series 2021-A 3.00%, 12/01/2042	1,245	1,002,039
Series 2022-A 5.00%, 12/01/2036	1,000	1,083,583
Series 2024 5.00%, 12/01/2038	2,800	3,007,265
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2040	1,000	980,793
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.355% (SOFR + 0.80%), 09/01/2040(a(b)	10,000	9,958,983
School District of Philadelphia (The) (Prerefunded - US Treasuries) Series 2016-F 5.00%, 09/01/2034	5,000	5,008,711
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2023-A 5.25%, 09/01/2039	2,000	2,149,085
5.25%, 09/01/2043	4,000	4,261,679

		77,430,152

Puerto Rico – 0.2%
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	970	982,795
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	3,490	3,163,314

		4,146,109

South Carolina – 0.9%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	98,693
5.41%, 11/01/2039	1,315	1,256,033
6.28%, 11/01/2039	100	95,732

	Principal Amount (000)	U.S. $ Value

Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028(e)(f)(h)(l)	$409	$408,941
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.25%, 10/15/2042(a)	1,000	1,023,051
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(d)(e)(i)	1,000	110,000
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.25%, 11/01/2044	2,500	2,636,066
5.50%, 11/01/2054	2,500	2,611,267
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2034	675	675,489
5.00%, 12/01/2036	1,035	1,035,648
Series 2016-B 5.00%, 12/01/2037	5,040	5,059,643
Series 2016-C 5.00%, 12/01/2035	930	934,241

		15,944,804

Tennessee – 2.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	1,410	1,389,263
Series 2016-B Zero Coupon, 12/01/2031(a)	1,000	752,996
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(e)	1,000	888,036
9.25%, 11/01/2042(e)	1,000	846,343
Memphis-Shelby County Airport Authority (Memphis-Shelby County Airport Authority) Series 2021-A 5.00%, 07/01/2045	3,120	3,137,104
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034	2,000	2,181,659
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2037	1,000	1,086,125
5.50%, 07/01/2038	1,300	1,405,001
5.50%, 07/01/2042	1,485	1,580,105
Series 2026-B 5.00%, 07/01/2036	1,000	1,085,600
5.00%, 07/01/2037	1,250	1,346,582
Series 2026-D 5.00%, 07/01/2035	1,000	1,088,079
Tennergy Corp./TN (Morgan Stanley) Series 2021-A 4.00%, 12/01/2051	9,015	9,079,789

	Principal Amount (000)	U.S. $ Value

Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	$5,000	$5,266,347
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	4,000	4,093,297
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	2,425	2,542,891
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	3,500	3,633,793
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	985	773,746

		42,176,756

Texas – 6.4%
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2021-B 5.00%, 01/01/2034	1,575	1,675,887
5.00%, 01/01/2037	1,675	1,762,549
5.00%, 01/01/2039	1,000	1,043,818
City of Austin TX Airport System Revenue (City of Austin TX Airport System Revenue) Series 2022 5.00%, 11/15/2042	2,500	2,576,959
City of Corpus Christi TX Utility System Revenue (City of Corpus Christi TX Utility System Revenue) Series 2024 5.00%, 07/15/2034	1,000	1,085,478
City of Denton TX (City of Denton TX) Series 2024 5.00%, 02/15/2032	3,515	3,809,202
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AG Series 2023 5.00%, 07/01/2031	1,800	1,927,893
5.00%, 07/01/2033	4,000	4,326,417
Series 2025-A 5.25%, 07/01/2038	1,000	1,087,141
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.25%, 07/15/2034	6,000	6,390,537
5.50%, 07/15/2036	2,495	2,692,565
Series 2026 5.50%, 07/15/2036	1,700	1,834,448
City of Houston TX Combined Utility System Revenue (City of Houston TX Combined Utility System Revenue) Series 2018-D 5.00%, 11/15/2043	1,780	1,820,366
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.00%, 09/01/2042	1,810	1,905,485

	Principal Amount (000)	U.S. $ Value

City of San Antonio TX Airport System (City of San Antonio TX Airport System) Series 2026 5.00%, 07/01/2034(c)	$1,000	$1,082,657
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2021-A 5.00%, 02/01/2038	1,750	1,835,085
5.00%, 02/01/2039	2,000	2,088,728
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2041	905	837,154
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2032	1,500	1,619,210
5.00%, 11/01/2033	1,000	1,083,260
5.00%, 11/01/2035	1,000	1,076,381
5.25%, 11/01/2039	2,880	3,086,404
Dallas Independent School District (Dallas Independent School District) Series 2026-B 5.00%, 02/15/2056	1,000	1,055,926
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2013 5.80%, 10/01/2045(k)	1,000	1,038,414
Series 2018-A 5.00%, 10/01/2043	6,090	6,189,488
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital Obligated Group) Series 2026-A 5.00%, 12/01/2029	1,830	1,940,572
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2024 5.00%, 07/01/2034	2,000	2,197,652
Series 2026 5.00%, 07/01/2034	2,000	2,197,769
Longview Independent School District (Prerefunded - US Treasuries) Series 2017 4.00%, 02/15/2035	1,625	1,646,100
Lower Colorado River Authority (LCRA Transmission Services) Series 2021 5.00%, 05/15/2029	800	842,683
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d)(i)(k)	974	477,258
7.50%, 11/15/2036(d)(i)	225	225,000
7.50%, 11/15/2037(d)(i)	35	35,000
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	1,055	1,055,057
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2022 4.00%, 01/01/2042	1,825	1,524,333

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 5.75%, 07/01/2035(a)	$1,000	$1,040,947
North Texas Tollway Authority (North Texas Tollway System) Series 2021-B 4.00%, 01/01/2032	1,080	1,100,950
Plano Independent School District (Plano Independent School District) Series 2023 5.00%, 02/15/2043	1,260	1,318,083
Port Arthur Housing Authority (Foothill Willow Lakes LLC) Series 2026-A 3.90%, 04/01/2036	2,000	1,971,725
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	1,000	919,730
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 2.00%, 01/01/2027(a)	550	540,673
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052	2,160	2,258,053
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group) Series 2026 5.00%, 11/15/2029	1,000	1,063,316
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018-A 5.00%, 07/01/2030	2,465	2,568,972
5.00%, 07/01/2031	10,940	11,374,008
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2025(d)(f)(g)(h)	904	-0-
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2039	1,000	1,073,344
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	5,790	6,074,689
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,072,822
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036	2,000	2,064,317
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	1,570	1,617,578
Series 2026-A 5.25%, 03/01/2037(c)	1,000	1,051,350

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 5.00%, 12/31/2035	$2,160	$2,243,290
Texas State University System (Texas State University System) Series 2024 5.00%, 03/15/2043	1,000	1,056,759
Series 2026-C 5.00%, 03/15/2029(c)	1,525	1,585,023
Texas Transportation Finance Corp. (Texas Transportation Finance) Series 2025 5.00%, 10/01/2042	3,000	3,192,214

		113,260,719

Utah – 0.4%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2023-A 5.00%, 07/01/2034	1,400	1,508,685
Series 2025-A 5.25%, 07/01/2043	1,475	1,562,257
Intermountain Power Agency (Intermountain Power Agency) Series 2023 5.00%, 07/01/2039	2,000	2,116,826
Series 2024-A 5.00%, 07/01/2039	1,000	1,067,052
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(a)(k)	448	383,596

		6,638,416

Virginia – 0.4%
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2042	2,000	2,137,272
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,670	1,444,303
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	1,000	795,957
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2025 5.00%, 08/01/2040	2,000	2,174,422

		6,551,954

Washington – 2.9%
Port of Seattle WA (Port of Seattle WA) Series 2018-A 5.00%, 05/01/2029	8,280	8,398,223
5.00%, 05/01/2030	6,200	6,286,229
5.00%, 05/01/2038	1,000	1,008,160
Series 2021 4.00%, 08/01/2041	13,380	12,589,655
Series 2022 5.00%, 08/01/2030	1,000	1,062,858

	Principal Amount (000)	U.S. $ Value

Series 2024 5.25%, 07/01/2043	$1,835	$1,935,191
State of Washington (State of Washington) Series 2017 5.00%, 08/01/2030	1,710	1,747,868
Series 2024 5.00%, 07/01/2031	5,000	5,454,904
Series 2024-C 5.00%, 02/01/2045	3,000	3,157,238
Series 2026-C 5.00%, 02/01/2038	2,695	2,991,327
Washington State Housing Finance Commission (Heron’s Key Obligated Group) Series 2026 2.85%, 07/01/2030	1,000	993,338
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(a)	2,125	2,128,955
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	908	858,270
Series 2021-1, Class X 0.727%, 12/20/2035(j)	908	30,231
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class X 1.451%, 04/20/2037(j)	2,913	260,727
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.085%, 03/01/2050	985	939,209
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 3.949%, 08/20/2063	1,982	1,864,163

		51,706,546

West Virginia – 0.2%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(a)	1,175	992,362
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	1,415	1,382,742
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(d)(e)(i)	2,500	1,500,000

		3,875,104

Wisconsin – 1.7%
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A1 4.147%, 01/20/2041	1,996	1,828,071
Public Finance Authority (Wisconsin Public Finance Authority-MF Affordable Housing) Series 2024-1, Class A 4.10%, 09/25/2039	913	855,470

	Principal Amount (000)	U.S. $ Value

St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	$1,000	$897,644
State of Wisconsin (State of Wisconsin) Series 2027-1 5.00%, 05/01/2030(c)	1,000	1,065,174
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	975	993,349
Series 2025 6.375%, 07/01/2045	1,000	1,065,820
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	280	246,673
Series 2022-A 3.875%, 12/01/2039(a)	1,285	1,126,331
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 6.00%, 01/01/2035(a)	1,045	1,075,777
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	979	447,912
Wisconsin Public Finance Authority (Bedford Anthem Clearwater) Series 2026 4.35%, 08/01/2036	1,000	1,003,071
Wisconsin Public Finance Authority (Bedford Forest View LLC) Series 2026 4.00%, 08/01/2036	1,000	976,753
Wisconsin Public Finance Authority (C/HP Cove, Inc.) Series 2026 4.00%, 05/01/2036	1,000	961,416
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(e)	5,000	4,461,364
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(a)	3,100	3,177,126
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	2,000	631,554
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2022 4.00%, 04/01/2032(a)	10	10,188
Wisconsin Public Finance Authority (PRG - The Grounds LLC) Series 2025 5.00%, 07/01/2035	2,000	2,161,013
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,500	1,528,896

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 4.00%, 06/01/2035	$1,220	$1,199,370
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	718	713,458
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2026 5.00%, 06/15/2036(a)	1,000	1,003,536
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 5.00%, 07/01/2035	300	303,514
5.00%, 07/01/2036	350	352,988
5.00%, 07/01/2038	375	375,695
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	1,440	1,426,596

		29,888,759

Total Long-Term Municipal Bonds (cost $1,624,478,369)		1,590,108,595

Short-Term Municipal Notes – 5.3%
Arizona – 0.0%
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2024 2.95%, 02/01/2048(m)	560	560,000

California – 0.7%
City of Los Angeles CA (City of Los Angeles CA) Series 2026 5.00%, 06/24/2027	5,000	5,105,684
County of Los Angeles CA (County of Los Angeles CA) Series 2026-A 5.00%, 06/30/2027	6,660	6,803,202
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.61%, 10/01/2047(a)(m)	1,000	1,000,000

		12,908,886

Colorado – 0.1%
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 3.05%, 12/01/2052(m)	2,500	2,500,000

Connecticut – 0.2%
Town of Greenwich CT (Town of Greenwich CT) Series 2026 4.00%, 02/04/2027	3,500	3,520,462

District of Columbia – 0.6%
District of Columbia Water & Sewer Authority (District of Columbia Water & Sewer Authority) Series 2025-C 3.05%, 10/01/2060(m)	10,075	10,075,000

	Principal Amount (000)	U.S. $ Value

Florida – 0.3%
School Board of Miami-Dade County (The) (School Board of Miami-Dade County/The) Series 2026 4.00%, 01/07/2027	$5,000	$5,027,138

Georgia – 0.3%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026	1,500	1,506,733
County of Fulton GA (County of Fulton GA) Series 2026 5.00%, 12/30/2026	3,500	3,532,726

		5,039,459

Idaho – 0.5%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2025 2.95%, 03/01/2060(m)	1,000	1,000,000
State of Idaho (State of Idaho) Series 2026 4.00%, 06/30/2027	7,000	7,081,581

		8,081,581

Michigan – 0.1%
Oakland University (Oakland University) Series 2010 2.30%, 03/01/2031(m)	1,000	1,000,000

New Jersey – 0.3%
County of Hudson NJ (County of Hudson NJ) Series 2026 4.00%, 02/24/2027	3,000	3,020,315
County of Mercer NJ (County of Mercer NJ) Series 2026-A 4.00%, 03/29/2027	2,000	2,016,274
Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027	1,000	1,007,283

		6,043,872

New York – 0.6%
City of New York NY (City of New York NY) Series 2008-L 3.00%, 04/01/2038(m)	3,000	3,000,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	6,700	6,702,973
Series 2026 4.00%, 03/05/2027	1,500	1,511,794

		11,214,767

North Carolina – 0.2%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 2.95%, 01/15/2044(m)	1,595	1,595,000

	Principal Amount (000)	U.S. $ Value

North Carolina Medical Care Commission (Duke University Health System Obligated Group) Series 2025-C 3.00%, 06/01/2055(m)	$2,200	$2,200,000

		3,795,000

Oregon – 0.2%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 2.95%, 08/01/2034(m)	700	700,000

Series 2018-B 2.95%, 08/01/2034(m)	3,000	3,000,000

		3,700,000

Other – 0.5%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.61%, 03/01/2029(m)	4,000	4,000,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.61%, 03/01/2029(m)	4,800	4,800,000

		8,800,000

Rhode Island – 0.1%
City of Cranston RI (City of Cranston RI) Series 2025-1 4.00%, 08/19/2026	2,000	2,001,102

South Carolina – 0.3%
Clover School District No. 2 (Clover School District No. 2) Series 2025 5.00%, 10/01/2026	2,140	2,147,590
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	3,000	3,001,863

		5,149,453

Texas – 0.3%
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2026 3.00%, 07/01/2056(m)	4,460	4,460,000

Total Short-Term Municipal Notes (cost $93,927,295)		93,876,720

Total Municipal Obligations (cost $1,718,405,664)		1,683,985,315

CORPORATES - INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Consumer Non-Cyclical – 0.3%
Baylor Scott & White Holdings Series 2021 1.777%, 11/15/2030	1,000	881,490
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	1,790	1,250,028
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,300	1,955,391

	Principal Amount (000)	U.S. $ Value

Sutter Health Series 20A 3.161%, 08/15/2040	$1,000	$758,770

Total Corporates - Investment Grade (cost $6,063,360)		4,845,679

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	1,933	1,581,233
DISH DBS Corp. 5.25%, 12/01/2026(a)(d)(i)	959	953,764

5.75%, 12/01/2028(a)(d)(i)	996	960,084

Total Corporates - Non-Investment Grade (cost $3,887,770)		3,495,081

	Shares
SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%

AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 3.51%(n)(o)(p) (cost $17,467,252)	17,467,252	17,467,252

Total Investments – 97.3% (cost $1,745,824,046)(q)		1,709,793,327
Other assets less liabilities – 2.7%		46,939,692

Net Assets – 100.0%		$1,756,733,019

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.12%	USD	27,136	$(2,214,984)	$(988,413)	$(1,226,571)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	50,000	04/15/2027	2.743%	CPI#	Maturity	$212,521	$—	$212,521
USD	35,000	04/15/2027	2.655%	CPI#	Maturity	210,270	—	210,270
USD	70,000	07/15/2027	2.634%	CPI#	Maturity	637,897	—	637,897
USD	45,000	01/15/2031	2.750%	CPI#	Maturity	(131,783)	—	(131,783)
USD	7,850	01/15/2031	2.782%	CPI#	Maturity	714,136	—	714,136
USD	25,000	01/15/2036	2.575%	CPI#	Maturity	(34,729)	—	(34,729)
USD	23,000	01/15/2036	2.579%	CPI#	Maturity	(39,648)	—	(39,648)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,000	04/01/2036	2.438%	CPI#	Maturity	$551,675	$—	$551,675
USD	32,000	04/29/2036	2.503%	CPI#	Maturity	3,180,292	—	3,180,292
USD	10,000	05/01/2036	2.510%	CPI#	Maturity	982,048	—	982,048
USD	10,000	08/03/2036	2.488%	CPI#	Maturity	872,737	—	872,737
USD	20,000	08/06/2036	2.440%	CPI#	Maturity	1,859,234	—	1,859,234
USD	40,000	10/04/2036	2.510%	CPI#	Maturity	2,913,959	—	2,913,959
USD	7,000	02/15/2041	2.537%	CPI#	Maturity	(16,817)	—	(16,817)
USD	25,000	02/15/2045	2.388%	CPI#	Maturity	337,020	54,351	282,669
USD	43,910	02/15/2046	2.403%	CPI#	Maturity	370,627	—	370,627
USD	21,310	02/15/2046	2.411%	CPI#	Maturity	158,056	—	158,056

						$12,777,495	$54,351	$12,723,144

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	11,700	06/15/2033	1 Day SOFR	4.027%	Annual	$(137,661)	$—	$(137,661)
USD	23,400	09/25/2035	3.587%	1 Day SOFR	Annual	1,310,321	—	1,310,321
USD	12,500	09/25/2035	3.509%	1 Day SOFR	Annual	782,478	—	782,478

						$1,955,138	$—	$1,955,138

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	75,000	10/15/2027	2.865%	CPI#	Maturity	$107,986	$—	$107,986
Bank of America NA	USD	145,000	07/15/2030	2.730%	CPI#	Maturity	3,112,387	—	3,112,387
Bank of America NA	USD	5,000	01/15/2031	2.548%	CPI#	Maturity	32,084	—	32,084
Bank of America NA	USD	25,000	02/02/2032	2.403%	CPI#	Maturity	2,918,818	—	2,918,818
Bank of America NA	USD	57,000	01/15/2036	2.468%	CPI#	Maturity	677,973	—	677,973
Bank of America NA	USD	50,000	02/15/2041	2.403%	CPI#	Maturity	1,283,656	—	1,283,656
Bank of America NA	USD	9,500	02/15/2041	2.463%	CPI#	Maturity	162,996	—	162,996
Bank of America NA	USD	20,000	02/15/2045	2.359%	CPI#	Maturity	419,237	—	419,237
Bank of America NA	USD	26,500	02/15/2046	2.393%	CPI#	Maturity	257,528	—	257,528
Bank of America NA	USD	16,500	02/15/2046	2.429%	CPI#	Maturity	164,297	—	164,297
Barclays Bank PLC	USD	240,000	07/15/2027	2.926%	CPI#	Maturity	801,252	—	801,252
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI#	Maturity	3,164,721	—	3,164,721
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI#	Maturity	2,288,996	—	2,288,996
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI#	Maturity	2,524,724	—	2,524,724
Citibank NA	USD	12,500	01/15/2030	2.516%	CPI#	Maturity	154,115	—	154,115
Citibank NA	USD	10,000	01/15/2030	2.509%	CPI#	Maturity	126,642	—	126,642
Citibank NA	USD	12,000	11/05/2033	2.273%	CPI#	Maturity	1,569,593	—	1,569,593
Citibank NA	USD	70,000	02/15/2035	2.477%	CPI#	Maturity	769,316	—	769,316
Citibank NA	USD	50,000	02/15/2035	2.410%	CPI#	Maturity	838,360	—	838,360
Citibank NA	USD	40,000	02/15/2035	2.456%	CPI#	Maturity	513,910	—	513,910
Citibank NA	USD	15,000	02/15/2035	2.495%	CPI#	Maturity	141,486	—	141,486
Goldman Sachs International	USD	75,000	07/15/2030	2.413%	CPI#	Maturity	1,154,041	—	1,154,041
Goldman Sachs International	USD	18,000	04/15/2032	2.994%	CPI#	Maturity	1,026,321	—	1,026,321

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	35,000	01/15/2036	2.404%	CPI#	Maturity	$446,810	$—	$446,810
Goldman Sachs
International	USD	12,000	01/15/2036	2.470%	CPI#	Maturity	87,741	—	87,741
Goldman Sachs International	USD	14,000	02/15/2041	2.380%	CPI#	Maturity	919,885	—	919,885
Goldman Sachs International	USD	7,000	02/15/2041	2.413%	CPI#	Maturity	425,541	—	425,541
Goldman Sachs International	USD	21,000	02/15/2046	2.396%	CPI#	Maturity	309,956	—	309,956
JPMorgan Chase Bank NA	USD	5,000	03/01/2027	2.279%	CPI#	Maturity	696,846	—	696,846
JPMorgan Chase Bank NA	USD	10,000	07/03/2028	2.356%	CPI#	Maturity	1,217,717	—	1,217,717
JPMorgan Chase Bank NA	USD	25,000	11/05/2028	2.234%	CPI#	Maturity	3,392,234	—	3,392,234
JPMorgan Chase Bank NA	USD	18,000	04/17/2030	2.378%	CPI#	Maturity	2,113,416	—	2,113,416
JPMorgan Chase Bank NA	USD	29,000	04/15/2032	2.944%	CPI#	Maturity	1,821,884	—	1,821,884
JPMorgan Chase Bank NA	USD	24,000	11/17/2032	2.183%	CPI#	Maturity	3,643,636	—	3,643,636
JPMorgan Chase Bank NA	USD	28,000	02/15/2045	2.413%	CPI#	Maturity	283,538	—	283,538

							$39,569,643	$—	$39,569,643

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	11,075	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$596,811	$—	$596,811

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $134,499,559 or 7.7% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.70% of net assets as of July 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	$1,008,634	$-0-	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	07/21/2022	1,003,584	-0-	0.00%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	1,190,000	1,158,105	0.06%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/28/2019	2,195,475	222	0.00%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.265%, 11/01/2046	06/24/2024	1,910,000	1,904,650	0.11%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032	11/25/2022	1,000,000	888,036	0.05%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	1,000,000	846,343	0.05%
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028	03/26/2025 - 06/16/2026	408,942	408,941	0.02%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,055,000	1,055,057	0.06%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	950,000	190,000	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021	1,000,000	110,000	0.01%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	2,500,000	1,500,000	0.08%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	5,000,000	4,461,364	0.25%

(f)	Fair valued by the Adviser.
(g)	Defaulted matured security.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Defaulted.
(j)	IO - Interest Only.
(k)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2026.

(m)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(n)	The rate shown represents the 7-day yield as of period end.
(o)	Affiliated investments.
(p)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(q)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,919,298 and gross unrealized depreciation of investments was $(48,331,852), resulting in net unrealized appreciation of $17,587,446.

As of July 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.2% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

ID – Improvement District

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Bond Inflation Strategy

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$-0-	$1,589,699,654	$408,941	(a)	$1,590,108,595
Short-Term Municipal Notes	-0-	93,876,720	-0-		93,876,720
Corporates - Investment Grade	-0-	4,845,679	-0-		4,845,679
Corporates - Non-Investment Grade	-0-	3,495,081	-0-		3,495,081
Short-Term Investments	17,467,252	-0-	-0-		17,467,252

Total Investments in Securities	17,467,252	1,691,917,134	408,941	(a)	1,709,793,327
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	13,000,472	-0-		13,000,472
Centrally Cleared Interest Rate Swaps	-0-	2,092,799	-0-		2,092,799
Inflation (CPI) Swaps	-0-	39,569,643	-0-		39,569,643
Interest Rate Swaps	-0-	596,811	-0-		596,811
Liabilities:
Centrally Cleared Credit Default Swaps	-0-	(2,214,984)	-0-		(2,214,984)
Centrally Cleared Inflation (CPI) Swaps	-0-	(222,977)	-0-		(222,977)
Centrally Cleared Interest Rate Swaps	-0-	(137,661)	-0-		(137,661)

Total	$17,467,252	$1,744,601,237	$408,941	(a)	$1,762,477,430

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$11,629	$331,412	$325,574	$17,467	$533